Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: June 11, 2025

Payment Date	6/16/2025
Collection Period Start	5/1/2025
Collection Period End	5/31/2025
Interest Period Start	5/15/2025
Interest Period End	6/15/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$349,838,062.33	$25,197,569.23	$324,640,493.10	0.683454	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$489,218,062.33	$25,197,569.23	$464,020,493.10

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$536,541,018.69	$508,864,973.48	0.340210
YSOC Amount	$43,931,754.98	$41,453,279.00
Adjusted Pool Balance	$492,609,263.71	$467,411,694.48
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$349,838,062.33	4.87000%	30/360	$1,419,759.47
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$489,218,062.33			$2,000,770.47

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$536,541,018.69	$508,864,973.48
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$492,609,263.71	$467,411,694.48
Number of Receivables Outstanding	38,255	37,419
Weighted Average Contract Rate	3.94%	3.94%
Weighted Average Remaining Term (months)	33.6	32.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,781,875.85
Principal Collections	$27,386,301.06
Liquidation Proceeds	$192,374.01
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,360,550.92
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,360,550.92

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$447,117.52	$447,117.52	$—	$—	$28,913,433.40
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,913,433.40
Interest - Class A-2 Notes	$—	$—	$—	$—	$28,913,433.40
Interest - Class A-3 Notes	$1,419,759.47	$1,419,759.47	$—	$—	$27,493,673.93
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$27,102,163.93
First Allocation of Principal	$—	$—	$—	$—	$27,102,163.93
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$27,044,872.93
Second Allocation of Principal	$—	$—	$—	$—	$27,044,872.93
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$26,984,304.93
Third Allocation of Principal	$8,246,367.85	$8,246,367.85	$—	$—	$18,737,937.08
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,666,295.08
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,106,295.08
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,106,295.08
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,715,093.70
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,715,093.70
Remaining Funds to Certificates	$1,715,093.70	$1,715,093.70	$—	$—	$—
Total	$29,360,550.92	$29,360,550.92	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$43,931,754.98
Increase/(Decrease)	$(2,478,475.98)
Ending YSOC Amount	$41,453,279.00

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$492,609,263.71	$467,411,694.48
Note Balance	$489,218,062.33	$464,020,493.10
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	27	$289,744.15
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	152	$192,374.01
Monthly Net Losses (Liquidation Proceeds)			$97,370.14
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.15)%
Second Preceding Collection Period			0.23%
Preceding Collection Period			(0.06)%
Current Collection Period			0.22%
Four-Month Average Net Loss Ratio			0.06%
Cumulative Net Losses for All Periods			$4,382,140.74
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	99	$1,841,571.30
60-89 Days Delinquent	0.16%	40	$833,019.59
90-119 Days Delinquent	0.06%	20	$318,729.25
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.59%	159	$2,993,320.14

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$146,921.16
Total Repossessed Inventory		10	$168,801.38

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		60	$1,151,748.84
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.21%
Current Collection Period			0.23%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.64	0.13%	36	0.10%